Income Tax Expenses - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Income Tax Contingency [Line Items]
Interest and penalties on freight tax expenses (recoveries)		$ 13,300	$ 8,400	$ 5,400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		27,700	23,800	15,800
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		10,748	16,410	5,016
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions		15,164	$ 0	$ 0
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority					$ 8,600
Foreign Tax Authority
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		7,600
Settlement with Taxing Authority
Income Tax Contingency [Line Items]
Payments for Other Taxes	$ 7,700
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions		$ 15,200